Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended
	Dec. 05, 2012	Jan. 31, 2013 Italy [Member] USD ($)	Jan. 31, 2013 European Commission [Member] USD ($)	Jan. 31, 2013 European Commission [Member] EUR (€)
Loss Contingencies [Line Items]
Amount claimed against company		$ 12,831	$ 4,146	€ 3,068
Compensation to plaintiffs, percentage	80.50%